Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.	28,141	$3,409,564

Air Freight & Logistics - 2.2%
FedEx Corp.	11,308	3,094,773

Automobile Components - 1.4%
Aptiv PLC (a)	27,935	2,011,599

Banks - 3.1%
Citigroup, Inc.	51,211	3,205,808
WaFd, Inc.	34,668	1,208,180
		4,413,988

Beverages - 2.0%
Constellation Brands, Inc. - Class A	10,800	2,783,052

Biotechnology - 1.9%
Vertex Pharmaceuticals, Inc. (a)	5,784	2,690,023

Broadline Retail - 4.3%
Amazon.com, Inc. (a)	32,594	6,073,240

Capital Markets - 2.1%
Goldman Sachs Group, Inc.	6,078	3,009,279

Chemicals - 3.0%
Corteva, Inc.	40,039	2,353,893
HB Fuller Co.	23,622	1,875,114
		4,229,007

Communications Equipment - 2.3%
Arista Networks, Inc. (a)	8,664	3,325,416

Consumer Staples Distribution & Retail - 2.8%
Walmart, Inc.	49,578	4,003,423

Electric Utilities - 1.3%
Exelon Corp.	43,992	1,783,876

Electrical Equipment - 1.4%
Eaton Corp. PLC	6,184	2,049,625

Entertainment - 2.3%
Netflix, Inc. (a)	4,696	3,330,732

Financial Services - 4.2%
PayPal Holdings, Inc. (a)	40,696	3,175,509
Visa, Inc. - Class A	10,267	2,822,912
		5,998,421

Health Care Equipment & Supplies - 5.4%
Align Technology, Inc. (a)	8,480	2,156,634
Becton, Dickinson & Co.	13,021	3,139,363
Medtronic PLC	26,040	2,344,381
		7,640,378

Health Care Providers & Services - 3.3%
Cigna Group	6,240	2,161,786
Labcorp Holdings, Inc.	11,048	2,469,007
		4,630,793

Industrial Conglomerates - 1.9%
Honeywell International, Inc.	13,414	2,772,808

Insurance - 2.2%
Progressive Corp.	12,276	3,115,158

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class C	37,929	6,341,349

Machinery - 1.5%
Otis Worldwide Corp.	20,367	2,116,946

Multi-Utilities - 1.4%
Sempra	23,904	1,999,091

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	15,635	2,302,567
EOG Resources, Inc.	20,026	2,461,796
		4,764,363

Pharmaceuticals - 2.7%
AstraZeneca PLC - ADR	26,126	2,035,477
Bristol-Myers Squibb Co.	34,936	1,807,588
		3,843,065

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	15,419	2,529,950
Broadcom, Inc.	12,405	2,139,862
Microchip Technology, Inc.	28,419	2,281,762
Micron Technology, Inc.	18,574	1,926,310
Silicon Laboratories, Inc. (a)	16,564	1,914,301
		10,792,185

Software - 12.9%
Dynatrace, Inc. (a)	47,073	2,516,993
Fortinet, Inc. (a)	44,282	3,434,069
Intuit, Inc.	4,922	3,056,562
Microsoft Corp.	15,206	6,543,142
Salesforce, Inc.	9,826	2,689,475
		18,240,241

Specialty Retail - 2.2%
Home Depot, Inc.	7,724	3,129,765

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	26,869	6,260,477

Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc.	52,722	2,483,733

Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.	14,132	2,916,279
TOTAL COMMON STOCKS (Cost $72,281,008)		133,252,649

REAL ESTATE INVESTMENT TRUSTS - 5.1%
Mortgage Real Estate Investment Trust – 2.0%
AGNC Investment Corp.	263,365	2,754,798
Residential Real Estate Investment Trust – 1.6%
Camden Property Trust	18,583	2,295,558
Specialized Real Estate Investment Trust - 1.5%
CubeSmart	39,678	2,135,867
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,149,366)		7,186,223

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
First American Government Obligations Fund - Class X, 4.82% (b)	1,433,350	1,433,350
TOTAL SHORT-TERM INVESTMENT (Cost $1,433,350)		1,433,350

TOTAL INVESTMENTS - 100.0% (Cost $78,863,724)		141,872,222
Liabilities in Excess of Other Assets - (0.0)% (c)		(953)
TOTAL NET ASSETS - 100.0%		$141,871,269

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Davidson Multi-Cap Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$133,252,649	$–	$–	$133,252,649
Real Estate Investment Trusts	7,186,223	–	–	7,186,223
Money Market Fund	1,433,350	–	–	1,433,350
Total Investments	$141,872,222	$–	$–	$141,872,222

Refer to the Schedule of Investments for further disaggregation of investment categories.